Disclosure of information on segments - Reconciliation of segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information on segments [Line Items]
Consolidated assets	$ 6,022,836	$ 5,047,903	$ 4,533,799
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(9,814,136)	(8,471,193)	(8,387,620)
Elimination of the subsidiaries and associates of the Parent company	(1,105,108)	(1,016,649)	(940,977)
Elimination of intercompany receivables	(33,121)	(33,868)	(16,697)
Other	207,908	1,056,729	35,585
Operating segments
Disclosure of information on segments [Line Items]
Consolidated assets	$ 16,767,293	$ 13,512,884	$ 13,843,508